Operating Segments (Details) - Schedule of revenues from major customers $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Customer A [Member]
Brokerage segment:
Brokerage segment total	$ 265
Customer B [Member]
Brokerage segment:
Brokerage segment total	252
Customer C [Member]
Brokerage segment:
Brokerage segment total	245
Customer D [Member]
Brokerage segment:
Brokerage segment total	$ 242